Net gains on investments	12 Months Ended
Dec. 31, 2025
Disclosure of interests in subsidiaries [Abstract]
Net gains on investments	Net gains on investments
2025
In 2025, BCE completed the previously announced sale of substantially all of its home security and monitored alarm assets to a.p.i. ALARM Inc. for $170 million. We have received proceeds of $65 million and expect to receive $25 million in 2027 and up to $80 million will also be received in 2027 contingent on the achievement of certain performance objectives. A gain on sale of $57 million was recorded. See Note 17, Assets and liabilities held for sale, for additional details.
In 2025, BCE completed the previously announced disposition of its minority stake in Maple Leaf Sports and Entertainment Ltd. (MLSE). We recorded gross proceeds of $4.7 billion and an income tax liability of $542 million. A gain on sale of $5.2 billion was recorded. See Note 17, Assets and liabilities held for sale, for additional details.
2024
In 2024, we recorded a gain on investment of $69 million related to an obligation to repurchase at fair value the minority interest in one of our subsidiaries.
Assets and liabilities held for sale
Bell Media radio stations
In the first half of 2025, Bell Media completed the sale of substantially all of the 45 radio stations and related assets. Proceeds for the stations and other radio related assets are expected to be $53 million, resulting in an expected gain of $6 million to be recorded in the income statements. As of December 31, 2025, Bell Media had received proceeds of $44 million and recorded a gain of $3 million in Other income (expense) in the income statements and a loss of $6 million in Net gains on investments in the income statements. Completion of the sale is expected in the first half of 2026.
Our results for the years ended December 31, 2025 and 2024 included revenues for these radio stations of $9 million and $35 million and are recorded in the Bell Media segment. The transaction did not have a significant impact on our net earnings for 2025 and 2024.
OUTEDGE advertising displays
On June 7, 2024, Bell Media completed the acquisition of OUTEDGE. Pursuant to a consent agreement negotiated with the Competition Bureau, Bell Media was required to dispose of 669 advertising displays in Québec and Ontario. On October 4, 2024, we entered into an agreement to dispose of these advertising displays. In April 2025, Bell Media completed the sale of these advertising displays for net proceeds of $14 million, resulting in a gain of $4 million recorded in Other income (expense) in the income statements.
Home security and monitored alarm assets
In Q2 2025, BCE entered into an agreement to sell substantially all of its home security and monitored alarm assets to a.p.i. ALARM Inc. On October 1, 2025, BCE completed the previously announced sale to a.p.i. ALARM Inc. for $170 million. We have received proceeds of $65 million and expect to receive $25 million in 2027 and up to $80 million will also be received in 2027 contingent on the achievement of certain performance objectives. A gain on sale of $57 million was also recorded in Net gains on investments in the income statements.
Intangible assets included in assets held for sale were no longer amortized effective June 2025.
Our results for the years ended December 31, 2025 and 2024 included revenues for the home security and monitored alarm assets of $48 million and $69 million, respectively, and are recorded in the Bell CTS Canada segment. The transaction did not have a significant impact on our net earnings for 2025 and 2024.
Minority stake in MLSE
On July 1, 2025, BCE completed the previously announced disposition of its minority stake in MLSE. We recorded gross proceeds of $4.7 billion and an income tax liability of $542 million. A gain on sale of $5.2 billion was also recorded in Net gains on investments in the income statements.
Included in liabilities held for sale in our statements of financial position at December 31, 2024 was a net liability of $493 million which reflects BCE's share of an obligation to repurchase at fair value the minority interest in MLSE. As of September 18, 2024, BCE no longer recorded equity income or losses from the investment or any changes to the fair value of the obligation to repurchase the minority interest in MLSE.
Our results for the year ended December 31, 2024 included equity income of $6 million, recorded in Other income (expense) in the income statements.
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2025 and December 31, 2024.

For the year ended December 31	Note			2025	2024
Assets held for sale:
Bell Media radio stations
Property, plant and equipment			18	—	12
Intangible assets			20	—	26
Goodwill			23	—	17
OUTEDGE advertising displays
Property, plant and equipment	4	,	18	—	22
Intangible assets	4	,	20	—	3
Other
Trade and other receivables				3	—
Property, plant and equipment			18	3	—
Intangible assets			20	1	—
Total assets held for sale				7	80
Liabilities held for sale:
Minority stake in MLSE			10	—	493
Bell Media radio stations
Long-term debt				—	7
Deferred tax liabilities				—	6
Other non-current liabilities				—	2
OUTEDGE advertising displays
Debt due within one year				—	3
Long-term debt				—	18
Other
Trade payables and other liabilities				3	—
Debt due within one year				4	—
Long-term debt				3	—
Total liabilities held for sale				10	529
Net assets held for sale				(3)	(449)